Accrued Officers' Salary (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accrued officers' salary	$ 188,000	$ 607,000
Chief Executive Officer [Member]
Ownership percentage	27.00%
Accrued payroll	$ 582,000
Conversion of stock, shares issued	27,148
Conversion of stock, amount issued	$ 582,000